UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period: January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported): January 31, 2018

Commission File Number of securitizer: 025-00149

Central Index Key Number of securitizer: 0000025598

David R. Schulz (812) 468-5180
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

SPRINGLEAF FINANCE CORPORATION
(Securitizer)

Date:	January 31, 2018	By:	/s/	David R. Schulz
David R. Schulz
Senior Vice President and Treasurer